Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)

Note 27:	Quarterly Financial Information (Unaudited)

The following tables summarize selected quarterly results of operations for 2012 and 2011.

December 31, 2012	March	June	September	December
($ in thousand)
Interest income	$6,497	$6,610	$6,666	$6,349
Interest expense	1,672	1,342	1,232	1,194
Net interest income	4,875	5,268	5,434	5,155
Provision for loan losses	450	200	300	400
Non-interest income	3,581	3,208	3,408	4,648
Non-interest expense	6,676	6,871	6,725	7,212
Income tax expense	358	391	513	667
Net income	$972	$1,014	$1,304	$1,524
Earnings per share
Basic	$0.20	$0.21	$0.27	$0.31
Diluted	0.20	0.21	0.27	0.31
Dividends per share	-	-	-	-

December 31, 2011	March	June	September	December
($ in thousand)
Interest income	$6,810	$7,053	$6,893	$6,752
Interest expense	1,977	1,840	1,508	1,473
Net interest income	4,833	5,213	5,385	5,279
Provision for loan losses	499	898	297	299
Non-interest income	2,863	5,097	2,475	3,423
Non-interest expense	7,060	8,398	6,823	7,972
Income tax expense	127	237	137	157
Net income	$11	$777	$603	$274
Earnings per share
Basic	$-	$0.16	$0.12	$0.06
Diluted	-	0.16	0.12	0.06
Dividends per share	-	-	-	-